Segments and Geographical Information - Schedule of Total Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Total Revenues [Line Items]
Total revenues	$ 26,553	$ 19,734
Israel [Member]
Schedule of Total Revenues [Line Items]
Total revenues	23,746	18,041
Far East [Member]
Schedule of Total Revenues [Line Items]
Total revenues		54
India [Member]
Schedule of Total Revenues [Line Items]
Total revenues	696	796
Europe [Member]
Schedule of Total Revenues [Line Items]
Total revenues	919	463
United States [Member]
Schedule of Total Revenues [Line Items]
Total revenues	1,192	377
Others [Member]
Schedule of Total Revenues [Line Items]
Total revenues		$ 3